Share capital, stock options and other stock-based plans - Aggregate intrinsic values (Details) - Share units $ in Thousands	3 Months Ended
Mar. 31, 2026 CAD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	$ 1,388
Exercisable	15
Exercised	$ 51